Share Capital and Reserves - Schedule of Fair Value of the Class A & B Warrants Were Estimated (Details)		12 Months Ended
		Dec. 31, 2025 $ / shares $ / shares	Dec. 18, 2025 $ / shares	Dec. 31, 2025 $ / shares
Schedule of Fair Value of the Class A & B Warrants Were Estimated [Line Items]
Exercise price	[1]	$ 0.89
Volatility			60.00%
Term (years)		2 years 11 months 15 days	3 years
Risk-free rate		3.55%	3.50%
Class A [Member]
Schedule of Fair Value of the Class A & B Warrants Were Estimated [Line Items]
Exercise price			$ 3.04	$ 3.04
Share price		$ 2.96	$ 2.44
Acceleration right		45.30%	33.54%
Class B [Member]
Schedule of Fair Value of the Class A & B Warrants Were Estimated [Line Items]
Exercise price			$ 3.71	$ 3.71
Share price		$ 2.96	$ 2.44
Acceleration right		32.03%	23.39%

[1]	Exercise price, number of options and Black-Scholes fair value have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted